INCOME TAXES - Total Unrecognized Losses (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 886.1
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	1.2
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	2.0
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	2.4
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	2.8
2025 and thereafter
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	755.0
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 122.7